Financial Risk Management - Schedule of Capital Objectives-Related Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Capital Objectives Related Information [line items]
Capital	kr 87,770	kr 97,571	kr 135,257	kr 143,013
Equity ratio	32.70%	37.50%
Free cash flow	kr 3,000	kr 5,100
Positive net cash	35,900	34,700
Post-employment benefits	kr 28,720	kr 25,009	kr 23,723
Moodys [member]
Disclosure Of Capital Objectives Related Information [line items]
Moody's	Ba2, stable	Ba2, negative
Standard and Poor's [member]
Disclosure Of Capital Objectives Related Information [line items]
Moody's	BB+, stable	BB+, stable